Income Taxes - Components of Income Tax Expense (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended			8 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Mar. 31, 2013 Linn Energy, LLC [Member]	Mar. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]
Current taxes:
Federal								$ 2,711	$ 4,551	$ 65
State								439	605	1,088
Deferred taxes:
Federal					11,867			323	(1,148)	2,862
State					661			(683)	1,458	226
Income tax expense	$ 0	$ (14,820)	$ 12,528	$ 0	$ 12,528	$ 7,536	$ 8,918	$ 2,790	$ 5,466	$ 4,241